Document and Entity Information	Sep. 01, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001799850
Document Type	8-K
Document Period End Date	Sep. 01, 2021
Entity Registrant Name	Chardan Healthcare Acquisition 2 Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-39271
Entity Tax Identification Number	83-3169838
Entity Address, Address Line One	17 State Street
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	(646)
Local Phone Number	465-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	CHAQ
Security Exchange Name	NYSEAMER
Warrant Liabilities [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants
Trading Symbol	CHAQ.WS
Security Exchange Name	NYSEAMER
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units
Trading Symbol	CHAQ.U
Security Exchange Name	NYSEAMER